SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Credit Loss [Abstract]
Balance at beginning of the year	$ 17	$ 23	$ 34
Additions	40	55
Reversal			(11)
Balance at end of the year	$ 57	$ 78	$ 23